MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC

CARMAX AUTO OWNER TRUST
SERIES 2006-2

Collection Period					12/01/06-12/31/06
Determination Date						01/09/2007
Distribution Date						01/16/2007

Pool Balance

1	.	Pool Balance on the close of the last day of the preceding Collection Period				$587,532,845.40
2	.	Collections allocable to Principal				$19,980,716.50
3	.	Purchase Amount allocable to Principal				$0.00
4	.	Defaulted Receivables				$409,484.61
5	.	Pool Balance on the close of the last day of the related Collection Period				$567,142,644.29
		(Ln1 - Ln2 - Ln3 - Ln4)

6	.	Initial Pool Balance				$650,000,038.46

				Beginning		End
7	.	Note Balances		of Period		of Period

		a.	Class A-1 Note Balance	$48,948,604.65		$28,620,503.88
		b.	Class A-2 Note Balance	$195,000,000.00		$195,000,000.00
		c.	Class A-3 Note Balance	$206,000,000.00		$206,000,000.00
		d.	Class A-4 Note Balance	$95,200,000.00		$95,200,000.00
		e.	Class B Note Balance	$21,100,000.00		$21,100,000.00
		f.	Class C Note Balance	$14,700,000.00		$14,700,000.00
		g.	Note Balance (sum a - f)	$580,948,604.65		$560,620,503.88

8	.	Pool Factors

		a.	Class A-1 Note Pool Factor	0.4148187		0.2425466
		b.	Class A-2 Note Pool Factor	1.0000000		1.0000000
		c.	Class A-3 Note Pool Factor	1.0000000		1.0000000
		d.	Class A-4 Note Pool Factor	1.0000000		1.0000000
		e.	Class B Note Pool Factor	1.0000000		1.0000000
		f.	Class C Note Pool Factor	1.0000000		1.0000000
		g.	Note Pool Factor	0.8937671		0.8624931

9	.	Overcollateralization Target Amount				$6,522,140.41
10	.	Current overcollateralization amount (Pool Balance - Note Balance)				$6,522,140.41

11	.	Weighted Average Coupon			%	10.35%

12	.	Weighted Average Original Term		months	62.54
13	.	Weighted Average Remaining Term		months	54.16

Collections

14	.	Finance Charges:
		a.	Collections allocable to Finance Charge		$5,166,407.78
		b.	Liquidation Proceeds allocable to Finance Charge		$1.26
		c.	Purchase Amount allocable to Finance Charge		$0.00
		d.	Available Finance Charge Collections (sum a - c)		$5,166,409.04

15	.	Principal:
		a.	Collections allocable to Principal		$19,980,716.50
		b.	Liquidation Proceeds allocable to Principal		$2,972.72
		c.	Purchase Amount allocable to Principal		$0.00
		d.	Available Principal Collections (sum a - c)		$19,983,689.22

16	.	Total Finance Charge and Principal Collections (14d + 15d)			$25,150,098.26
17	.	Interest Income from Collection Account			$93,225.54
18	.	Simple Interest Advances			$0.00
19	.	Available Collections (Ln16 + Ln17 + Ln18)			$25,243,323.80

Available Funds

20	.	Available Collections			$25,243,323.80
21	.	Reserve Account Draw Amount			$0.00
22	.	Available Funds			$25,243,323.80

Application of Available Funds

23	.	Total Servicing Fee
		a.	Monthly Servicing Fee		$489,610.70
		b.	Amount Unpaid from Prior Months		$0.00
		c.	Amount Paid		$489,610.70
		d.	Shortfall Amount (a + b - c)		$0.00

24	.	Unreimbursed Servicer Advances			$0.00

25	.	Class A Noteholder Interest Amounts
		a.	Class A-1 Monthly Interest		$233,268.60
		b.	Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		c.	Interest Due on Additional Note Interest related to Class A-1 Monthly Interest		$0.00
		d.	Total Class A-1 Note Interest (sum a - c)		$233,268.60

		e.	Class A-2 Monthly Interest		$859,625.00
		f.	Additional Note Interest related to Class A-2 Monthly Interest		$0.00

		g.	Interest Due on Additional Note Interest related to Class A-2 Monthly Interest	$0.00
		h.	Total Class A-2 Note Interest (sum e-g)	$859,625.00

		i.	Class A-3 Monthly Interest	$884,083.33
		j.	Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		k.	Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
		l.	Total Class A-3 Note Interest (sum i-k)	$884,083.33

		m.	Class A-4 Monthly Interest	$407,773.33
		n.	Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		o.	Interest Due on Additional Note Interest related to Class A-4 Monthly Interest	$0.00
		p.	Total Class A-4 Note Interest (sum m-o)	$407,773.33

26	.	Priority Principal Distributable Amount		$0.00

27	.	Class B Noteholder Interest Amount
		a.	Class B Monthly Interest	$93,367.50
		b.	Additional Note Interest related to Class B Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
		d.	Total Class B Note Interest (sum a-c)	$93,367.50

28	.	Secondary Principal Distributable Amount		$0.00

29	.	Class C Noteholder Interest Amount
		a.	Class C Monthly Interest	$67,742.50
		b.	Additional Note Interest related to Class C Monthly Interest	$0.00
		c.	Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
		d.	Total Class C Note Interest (sum a-c)	$67,742.50

30	.	Required Payment Amount (Ln 23 + (sum of Ln 25 - Ln 29))		$3,035,470.96

31	.	Reserve Account Deficiency		$0.00

32	.	Regular Principal Distributable Amount		$20,328,100.77

33	.	Successor Servicer Transition Costs and Additional Servicing Fee, if any		$0.00

Collection Account Activity

34	.	Deposits
		a.	Total Daily Deposits of Finance Charge Collections	$5,166,409.04
		b.	Total Daily Deposits of Principal Collections	$19,983,689.22
		c.	Withdrawal from Reserve Account	$0.00
		d.	Interest Income	$93,225.54
		e.	Total Deposits to Collection Account (sum a - d)	$25,243,323.80

35	.	Withdrawals
		a.	Servicing Fee and Unreimbursed Servicer Advances	$489,610.70
		b.	Deposit to Note Payment Account for Monthly Note Interest/Principal	$22,873,961.03
		c.	Deposit to Reserve Account	$0.00
		d.	Excess Funds (Deposit to Certificate Payment Account for payment to Certificateholder)	$1,879,752.07
		e.	Total Withdrawals from Collection Account(sum a - d)	$25,243,323.80

Note Payment Account Activity

36	.	Deposits
		a.	Class A-1 Interest Distribution	$233,268.60
		b.	Class A-2 Interest Distribution	$859,625.00
		c.	Class A-3 Interest Distribution	$884,083.33
		d.	Class A-4 Interest Distribution	$407,773.33
		e.	Class B Interest Distribution	$93,367.50
		f.	Class C Interest Distribution	$67,742.50

		g.	Class A-1 Principal Distribution	$20,328,100.77
		h.	Class A-2 Principal Distribution	$0.00
		i.	Class A-3 Principal Distribution	$0.00
		j.	Class A-4 Principal Distribution	$0.00
		k.	Class B Principal Distribution	$0.00
		l.	Class C Principal Distribution	$0.00
		m.	Total Deposits to Note Payment Account (sum a - l)	$22,873,961.03

37	.	Withdrawals
		a.	Class A-1 Distribution	$20,561,369.37
		b.	Class A-2 Distribution	$859,625.00
		c.	Class A-3 Distribution	$884,083.33
		d.	Class A-4 Distribution	$407,773.33
		e.	Class B Distribution	$93,367.50
		f.	Class C Distribution	$67,742.50
		g.	Total Withdrawals from Note Payment Account (sum a - f)	$22,873,961.03

Certificate Payment Account Activity

38	.	Deposits
		a.	Excess Funds	$1,879,752.07
		b.	Reserve Account surplus (Ln 48)	$14,236.93
		c.	Total Deposits to Certificate Payment Account (sum a - b)	$1,893,989.00

39	.	Withdrawals
		a.	Certificateholder Distribution	$1,893,989.00
		b.	Total Withdrawals from Certificate Payment Account	$1,893,989.00

Required Reserve Account Amount

40	.	Lesser of: (a or b)
		a.	$3,250,000.00	$3,250,000.00
		b.	Note Balance	$560,620,503.88

41	.	Required Reserve Account Amount		$3,250,000.00

Reserve Account Reconciliation

42	.	Beginning Balance (as of end of preceding Distribution Date)		$3,250,000.00
43	.	Investment Earnings		$14,236.93
44	.	Reserve Account Draw Amount		$0.00
45	.	Reserve Account Amount (Ln 42 + Ln 43 - Ln 44)		$3,264,236.93
46	.	Deposit from Available Funds (Ln 35c)		$0.00
47	.	Payment to the Note Payment Account if Reserve Account Balance exceeds Required Reserve Account Amount for the payment of principal to the extent of any unfunded Regular Principal Distributable Amount		$0.00
48	.	Payment to Certificateholder if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded Regular Principal Distributable Amount exists		$14,236.93
49	.	Ending Balance (Ln45 + Ln46 - Ln47 - Ln48)		$3,250,000.00
50	.	Reserve Account Deficiency (Ln41 - Ln49)		$0.00

Instructions to the Trustee

51	.	Amount to be deposited from the Reserve Account into the Collection Account		$0.00
52	.	Amount to be paid to Servicer from the Collection Account		$489,610.70
53	.	Amount to be deposited from the Collection Account into the Note Payment Account		$22,873,961.03
54	.	Amount to be deposited from the Collection Account into the Certificate Payment Account		$1,879,752.07
55	.	Amount to be deposited from the Collection Account into the Reserve Account		$0.00
56	.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds
		Required Reserve Account Amount, into
		a. the Note Payment Account for any unfunded Regular Principal Distributable Amount		$0.00
		b. the Certificate Payment Account for payment to the Certificateholder,
		if no unfunded Regular Principal distributable amount exists		$14,236.93
57	.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account		$20,561,369.37
58	.	Amount to be paid to Class A-2 Noteholders from the Note Payment Account		$859,625.00
59	.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account		$884,083.33
60	.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account		$407,773.33
61	.	Amount to be paid to Class B Noteholders from the Note Payment Account		$93,367.50
62	.	Amount to be paid to Class C Noteholders from the Note Payment Account		$67,742.50
63	.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections, Reserve Account surplus, and Secondary Reserve Account surplus		$1,893,989.00

Net Loss and Delinquency Activity

64	.	Net Losses with respect to preceding Collection Period			$406,510.63
65	.	Cumulative Net Losses			$547,817.68
66	.	Cumulative Net Percentage			0.0843%

67	.	Delinquency Analysis		Number of	Principal
				Loans	Balance

		a.	31 to 60 days past due	538	$7,101,454.61
		b.	61 to 90 days past due	118	$4,587,493.19
		c.	91 or more days past due	71	$944,856.86
		d.	Total (sum a - c)	727	12,633,804.66

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on January 09, 2007.

CARMAX BUSINESS SERVICES, LLC
As Servicer

By:			/s/ Keith D. Browning

Name:			Keith D. Browning

Title:			Executive Vice President and Chief Financial Officer